OPERATING LEASES (Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases) (Details) - Vessels leased to others - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Cost	$ 3,393,588	$ 2,245,889
Accumulated depreciation	(610,622)	(465,033)
Total	$ 2,782,966	$ 1,780,856